Expense Example {- Fidelity® Diversified International Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-09 - Fidelity® Diversified International Fund - Fidelity Diversified International Fund-Retail Class
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 103
3 years	322
5 years	558
10 years	$ 1,236